Note 36 (Tables)	6 Months Ended
Jun. 30, 2024
Other Operating Income Expense [Abstract]
Other operating income [Table Text Block]
The breakdown of the balance under the heading “Other operating income” in the condensed consolidated income statements is as follows:

Other operating income (Millions of Euros)
	June 2024	June 2023
Gains from sales of non-financial services	157	184
Other operating income	153	149
Total	310	333

Other operating expense [Table Text Block]
The breakdown of the balance under the heading “Other operating expense” in the condensed consolidated income statements is as follows:

Other operating expense (Millions of Euros)
	June 2024	June 2023
Change in inventories	70	69
Contributions to guaranteed banks deposits funds ⁽¹⁾	314	457
Hyperinflation adjustment ⁽²⁾	1,214	822
Other operating expense ⁽³⁾	817	595
Total	2,415	1,944
(1) In 2024, contributions to the European Single Resolution Fund (SRF) have ceased as the constitution phase of the fund has ended.
(2) In the six months ended June 30, 2024, it includes €1,020 million due to Argentina and €190 million due to Turkey. In June 2023, it included €571 million due to Argentina and €237 million due to Turkey.
(3) In the six months ended June 30, 2024, it includes €285 million corresponding to the estimated total annual amount of the temporary tax on credit institutions and financial credit establishments, according to Law 38/2022 of December 27, 2022.